UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2005
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Check here if Amendment: |_|; Amendment Number:
                                                ------------------

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: RBO & CO, LLC
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Address: P.O. BOX 306
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         ST. HELENA,  CA 94574
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Form 13F File Number: 28-
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John M. Oliver
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Title: Chief Compliance Officer
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Phone: (707) 963 1231
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Signature, Place, and Date of Signing:


---------------------       ---------------------------      -------------------
    [Signature]                     [City, State]                   [Date]

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number        Name

28-
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[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             none
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Form 13F Information Table Entry Total:         57
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Form 13F Information Table Value Total:       188,501
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file member(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

AS OF 09/30/05

SHORT_NAME            ID_CUSIP_8_CHR

NAME OF ISSUER        SYMBOL    CLASS    CUSIP       MARKET VALUE    TOTAL SHARES   09/30/05 PRICE
--------------        ------    -----    -----       ------------    ------------   --------------
ABBOTT LABS           ABT       com      00282410      $  3,850         90,800      $42.40  ABT equity
AMGEN INC             AMGN      com      03116210      $  1,426         17,900      $79.67  AMGN equity
ALLTEL CORP           AT        com      02003910      $  5,967         91,638      $65.11  AT equity
AMERICAN EXPRESS      AXP       com      02581610      $    248          4,928      $50.28  AXP equity
BANK OF AMERICA       BAC       com      06050510      $  2,496         59,294      $42.10  BAC equity
BROWN-FORMAN -B       BF/B      com      11563720      $  4,704         79,000      $59.54  BF/B equity
BELLSOUTH CORP        BLS       com      07986010      $    963         36,602      $26.30  BLS equity
BRISTOL-MYER SQB      BMY       com      11012210      $    221          9,200      $24.06  BMY equity
BURLINGTON/SANTA      BNI       com      12189T10      $    425          7,100      $59.80  BNI equity
BP PLC-ADR            BP        com      05562210      $    732         10,332      $70.85  BP equity
BRE PROPERTIES        BRE       com      05564E10      $  2,384         53,584      $44.50  BRE equity
CITIGROUP INC         C         com      17296710      $    643         14,133      $45.52  C equity
CATERPILLAR INC       CAT       com      14912310      $  2,778         47,280      $58.75  CAT equity
CHEVRON CORP          CVX       com      16676410      $  4,634         71,595      $64.73  CVX equity
DOMINION RES/VA       D         com      25746U10      $  2,601         30,200      $86.14  D equity
DEERE & CO            DE        com      24419910      $    336          5,486      $61.20  DE equity
DISNEY (WALT) CO      DIS       com      25468710      $  3,338        138,332      $24.13  DIS equity
CONS EDISON INC       ED        com      20911510      $    262          5,400      $48.55  ED equity
EQUITY ONE INC        EQY       com      29475210      $  2,744        118,040      $23.25  EQY equity
FIRSTENERGY CORP      FE        com      33793210      $  1,679         32,216      $52.12  FE equity
FANNIE MAE            FNM       com      31358610      $    482         10,750      $44.82  FNM equity
FPL GROUP INC         FPL       com      30257110      $    619         13,000      $47.60  FPL equity
GENERAL ELECTRIC      GE        com      36960410      $  4,660        138,403      $33.67  GE equity
IBM                   IBM       com      45920010      $  4,679         58,330      $80.22  IBM equity
ITERIS INC            ITI       com      46564T10      $    151         56,250      $ 2.69  ITI equity
JOHNSON&JOHNSON       JNJ       com      47816010      $ 17,637        278,720      $63.28  JNJ equity
JPMORGAN CHASE        JPM       com      46625H10      $  1,904         56,120      $33.93  JPM equity
KIMBERLY-CLARK        KMB       com      49436810      $  1,025         17,218      $59.53  KMB equity
COCA-COLA CO          KO        com      19121610      $  5,136        118,925      $43.19  KO equity
LABORATORY CP         LH        com      50540R40      $  1,724         35,400      $48.71  LH equity
ELI LILLY & CO        LLY       com      53245710      $  1,608         30,040      $53.52  LLY equity
MCDONALDS CORP        MCD       com      58013510      $  1,400         41,800      $33.49  MCD equity
ALTRIA GROUP INC      MO        com      02209S10      $ 15,145        205,465      $73.71  MO equity
MICROSOFT CORP        MSFT      com      59491810      $    345         13,400      $25.73  MSFT equity
NEW PLAN EXCEL        NXL       com      64805310      $    509         22,200      $22.95  NXL equity
OXFORD INDS INC       OXM       com      69149730      $  4,073         90,280      $45.12  OXM equity
PEPSICO INC           PEP       com      71344810      $  7,016        123,720      $56.71  PEP equity
PFIZER INC            PFE       com      71708110      $    313         12,550      $24.97  PFE equity
PROCTER & GAMBLE      PG        com      74271810      $    929         15,620      $59.46  PG equity
PROGRESS ENERGY       PGN       com      74326310      $  1,831         40,920      $44.75  PGN equity
PAN PAC RETAIL        PNP       com      69806L10      $ 26,760        406,071      $65.90  PNP equity
PROV & WOR RR         PWX       com      74373710      $    140         10,000      $13.99  PWX equity
RAILAMERICA INC       RRA       com      75075310      $  6,301        529,465      $11.90  RRA equity
SBC COMMUNICATIO      SBC       com      78387G10      $    320         13,356      $23.97  SBC equity
SCANA CORP            SCG       com      80589M10      $  3,236         76,600      $42.24  SCG equity
SCHERING-PLOUGH       SGP       com      80660510      $    417         19,800      $21.05  SGP equity
SARA LEE CORP         SLE       com      80311110      $  2,477        130,687      $18.95  SLE equity
SUNTRUST BANKS        STI       com      86791410      $    255          3,668      $69.45  STI equity
QUESTAR CORP          STR       com      74835610      $    617          7,000      $88.12  STR equity
T ROWE PRICE GRP      TROW      com      74144T10      $  1,350         20,675      $65.30  TROW equity
TYCO INTL LTD         TYC       com      90212410      $    279         10,000      $27.85  TYC equity
UST INC               UST       com      90291110      $  2,258         53,950      $41.86  UST equity
VERIZON COMMUNIC      VZ        com      92343V10      $    822         25,139      $32.69  VZ equity
WESTAMERICA BANC      WABC      com      95709010      $  6,578        127,353      $51.65  WABC equity
WEINGARTEN RLTY       WRI       com      94874110      $  3,597         95,037      $37.85  WRI equity
WYETH                 WYE       com      98302410      $  6,815        147,286      $46.27  WYE equity
EXXON MOBIL CORP      XOM       com      30231G10      $ 12,662        199,272      $63.54  XOM equity
                                                       $188,501